361 Managed Futures Strategy Fund and
361 Market Neutral Fund
Supplement dated December 4, 2014, to the Prospectus and Statement of Additional Information dated
March 1, 2014, as amended March 21, 2014, and the Summary Prospectus dated November 3, 2014

361 Global Managed Futures Strategy Fund
Supplement dated December 4, 2014, to the Prospectus and Statement of Additional Information dated
February 10, 2014, and the Summary Prospectus dated November 3, 2014

(each a “Fund” and collectively the “Funds”)
Each a series of Investment Managers Series Trust

Important Notice to Existing Shareholders of the Funds relating to the investment advisor’s Portfolio Managers:

The new portfolio management team for each of the Funds will be as follows:  Blaine Rollins, Clifford Stanton, Tom Florence, Jeremy Frank, Nick Libertini and Aditya Bhave.  Effective immediately, Brian Cunningham will no longer be a portfolio manager of the Funds.

The following information supplements and/or amends any inconsistent information regarding the Portfolio Managers of the investment advisor in the section entitled “SUMMARY SECTION - Portfolio Manager” in each Prospectus:

Portfolio Managers
Blaine Rollins, CFA, Managing Director, Tom Florence, President and Chief Executive Officer, Jeremy Frank, Managing Director, Nick Libertini, Analyst and Aditya Bhave, Analyst, have served as the portfolio managers of the Fund since its inception in 2014.  Clifford Stanton, CFA, Chief Investment Officer has served as a portfolio manager of the Fund since December 4, 2014.  Messrs. Rollins, Stanton, Florence, Frank, Libertini and Bhave are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The following information supplements and/or replaces any inconsistent information regarding the Portfolio Managers of the investment advisor in the section entitled “Management of the Funds - Portfolio Managers” in each Prospectus:

Each Fund is managed by an investment committee consisting of Blaine Rollins, Clifford Stanton, Tom Florence, Jeremy Frank, Nick Libertini and Aditya Bhave.

Blaine Rollins, CFA is managing director and on the portfolio management team at 361 Capital. His responsibilities include investment research, portfolio construction, hedging, and trading strategies. Prior to joining 361 Capital, Mr. Rollins was an independent investor from July 2006 to February 2011. Previously, he served as Executive Vice President at Janus Capital Corporation and portfolio manager of the Janus Fund, Janus Balanced Fund, Janus Equity Income Fund, Janus Aspen Growth Portfolio, Janus Advisor Large Cap Growth Fund, and the Janus Triton Fund. He began his career as a financial analyst at AMG Guaranty Trust (formerly Asset Management Group).  Mr. Rollins is Director of the LIVESTRONG Foundation, serves on the Executive Committee, and is Chairman of the Audit Committee. He earned a Bachelor’s degree in Finance from the University of Colorado. Mr. Rollins has also earned the designation of Chartered Financial Analyst (CFA).

Clifford Stanton, CFA is Chief Investment Officer at 361 Capital. He is responsible for managing the investment group, including oversight of investment research and strategy development, portfolio construction, and portfolio management. Mr. Stanton also leads the portfolio solutions group, which provides asset allocation guidance, fund analysis and portfolio research to the firm’s investment advisor clients and prospects. Mr. Stanton has nearly two decades of experience in investment consulting, portfolio management and product development. He has designed and managed various multi-asset class, multi-manager portfolios inclusive of both traditional and alternative investments. Prior to joining 361 Capital, Mr. Stanton was with Envestnet, where he served as the Chief Research Officer & Portfolio Strategist. Before that, he was with Prima Capital serving as Chief Investment Officer until its acquisition by Envestnet in 2012. While at Envestnet and Prima Capital, he co-chaired the investment committee and managed the research department. He developed and oversaw all facets of the manager due diligence process and maintained responsibility for all aspects of asset allocation portfolio product development, including market and competitive analysis, strategy design, and content development for marketing purposes. Mr. Stanton holds a Bachelor of Science degree in Finance from Miami University and a Master of Business Administration degree from the University of Colorado – Denver. He has also earned the designation of Chartered Financial Analyst (CFA). Mr. Stanton continues to play a significant role in the community serving on the Board of Directors for the Colorado Fire & Police Pension Association as well as iEmpathize.

Please file this Supplement with your records.

Tom Florence is President and CEO and is responsible for the general management of the firm. He has over 29 years of experience in the financial services industry having been exposed to all facets including investment management, sales and marketing, operations, and general business management. Mr. Florence began his career at Merrill Lynch in equity capital markets before moving on to investment management in the wealth management group. He then spent many years at Fidelity Investments where he was an officer in the Institutional Services Company. After Fidelity, Mr. Florence was a managing director at Morningstar, Inc. and on the six person executive management committee which had responsibility for general oversight of the company. While there, he founded and was president of Morningstar Investments Services, a registered investment advisor managing mutual fund portfolios for advisors and their clients. After Morningstar, Mr. Florence was an owner and a managing partner of Dividend Capital Group, a real estate investment management company. In addition, he was co-founder and president of Dividend Capital Investments, a registered investment advisor managing portfolios of real estate securities. Mr. Florence has been on the Board of Trustees at two mutual fund companies including the Janus Mutual Funds. He has been a frequent industry speaker and a guest lecturer at the University of Denver’s Daniels College of Business. Mr. Florence holds a Bachelor of Science degree in Economics from The Pennsylvania State University and is a graduate of Northwestern University’s Kellogg Management Institute.

Jeremy Frank is managing director, head of quantitative research, and on the portfolio management team at 361 Capital. His responsibilities include portfolio construction and management, trading strategy development and testing, risk management, proprietary software development, and management of the investment analyst team. Mr. Frank has experience working with a variety of programming and statistical languages and database structures. Prior to joining 361 Capital, Mr. Frank was with HCE Solutions LLC, a quantitative consulting firm he founded in 2007. Prior to founding HCE, he was a senior analyst with Innovest Portfolio Solutions where he was responsible for analyzing investment strategies with a focus on quantitative, fixed-income and alternative strategies, as well as derivative structures. Additionally, he developed the firm’s proprietary research and reporting system. Mr. Frank began his career as a quantitative analyst at 361 Capital where he was responsible for hedge fund manager due diligence and risk analysis. During his initial tenure at 361 Capital, he developed the firm’s risk management software, as well as its proprietary research database.  Mr. Frank holds a Bachelor of Arts degree in Business Administration from Northwest University and a Master of Science degree in Finance from Boston College.

Nick Libertini is a quantitative analyst and is on the portfolio management team at 361 Capital. His primary focus is on research, development, and testing of systematic investment strategies. Additionally, Mr. Libertini focuses on portfolio construction and management, risk management, trading, and trade impact analysis. He is also responsible for proprietary software development and database design.  Mr. Libertini co-developed the firm’s proprietary trading, analysis, and backtesting software platforms. He has experience working with a variety of programming languages and database structures. Mr. Libertini’s research interests include machine learning, advanced statistical analysis, behavioral biases, and general finance and economics.  Mr. Libertini graduated from the University of Denver’s Daniels College of Business with a Master of Science in Finance where he was awarded Outstanding M.S.F. Student. He also holds a Bachelor of Science in Mechanical Engineering with a minor in Economics from the Colorado School of Mines where he graduated Magna Cum Laude.

Please file this Supplement with your records.

Aditya Bhave Aditya Bhave is a quantitative analyst and is on the portfolio management team at 361 Capital. He focuses on research, development, and testing of systematic investment strategies. In addition, Mr. Bhave focuses on portfolio construction and management, risk management, trading, and trade impact analysis. He is also responsible for proprietary software development and database design. Mr. Bhave co-developed the firm’s proprietary trading, analysis, and backtesting software platforms. He has experience working with a variety of programming languages and database structures. His research interests include machine learning, advanced statistical analysis, behavioral biases, and general finance and economics. Mr. Bhave graduated from University of Denver’s Daniels College of Business with a Master of Science in Finance. He received his Bachelor of Arts degree with a double major in Finance and Economics from Franklin & Marshall College.

The following information supplements and/or amends any inconsistent information regarding the Portfolio Managers of the investment advisor in the section entitled “Management of the Funds” in each Statement of Additional Information (“SAI”):

Other Accounts Managed by the Portfolio Managers. The portfolio managers jointly manage other accounts.  Information on these other accounts for Messrs. Rollins, Stanton, Florence, Frank, Libertini and Bhave is as follows.

Blaine Rollins
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	4	$655 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Clifford Stanton
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	4	$655 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Tom Florence
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	3	$646 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Jeremy Frank
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	4	$655 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	1	0	1	$4.8 million

Please file this Supplement with your records.

Nick Libertini
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	4	$655 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Aditya Bhave
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	4	$655 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Compensation of Portfolio Managers. The portfolio managers receive a fixed base salary.  The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed.

Ownership of the Fund by the Portfolio Manager.  The following chart sets forth the dollar range of shares owned by each portfolio manager in the Funds as of November 28, 2014.

Portfolio Manager	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Market Neutral Fund
Blaine Rollins	Over $1,000,000	$500,001-1,000,000	None
Clifford Stanton	$50,001-$100,000	None	None
Tom Florence	None	$500,001-1,000,000	$500,001-$1,000,000
Jeremy Frank	$1-10,000	$1-10,000	$1-10,000
Nick Libertini	$1-10,000	$1-10,000	$1-10,000
Aditya Bhave	$1-10,000	$1-10,000	$1-10,000

Please file this Supplement with your records.